INTEREST EXPENSE, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
INTEREST EXPENSE, NET

NOTE 24 — INTEREST EXPENSE, NET

For the six months ended June 30, 2023 and June 30, 2022, the Company earned interest income and incurred interest expense as follows:

	Six months Ended June 30,
	2023	2022
Interest (expense) income
Bank and other cash	$32,328	$10,418
Total interest (expense) income	32,328	10,418

Interest expense/finance costs
Lease liabilities	(427,134)	(58,026)
Other interest paid – loans	(1,604,555)	(51,690)
Amortization of debt discount	—	—
Total interest expense/ finance costs	(2,031,689)	(109,716)
	$(1,999,361)	$(99,298)

NOTE 26 — INTEREST EXPENSE, NET

For the years ended December 31, 2022 and 2021, the Company earned interest income and incurred interest expense as follows:

	Years Ended December 31,
	2022	2021
Interest (expense) income
Bank and other cash	$26,380	$(74,081)
Total interest (expense) income	26,380	(74,081)

Interest expense/finance costs
Lease liabilities	(491,336)	(131,291)
Other interest paid – loans	(847,520)	(103,357)
Amortization of debt discount	—	(140,837)
Total interest expense/ finance costs	(1,338,856)	(375,485)
	$(1,312,476)	$(449,566)